--------------------------------------------------------------------------------
                                  T. Rowe Price
--------------------------------------------------------------------------------
                                  Annual Report
                                Equity Index Fund
--------------------------------------------------------------------------------
                                December 31, 1997
--------------------------------------------------------------------------------

REPORT HIGHLIGHTS
================================================================================
EQUITY INDEX FUND

* Despite some volatility, the Equity Index Fund posted a 10.40% return for the six months ended December 31, 1997, capping an outstanding 32.87% return for the year.

*    The fund closely tracked the returns of its benchmark index, the S&P 500.

* Several sectors, including utilities, financials, and consumer services, performed extremely well during the period. Most natural resource stocks sharply lagged the overall market.

* Although we are not forecasting a major correction, we expect that high volatility will continue. It seems unlikely that the index can post gains comparable with 1997's.

FELLOW SHAREHOLDERS

     In an environment of nearly ideal economic conditions, the Standard & Poor's 500 Stock Index posted another outstanding six-month gain, capping an astonishing three-year cumulative return of over 123%. Even an escalating currency crisis in Southeast Asia, and the global market declines that ensued, were not enough to halt the longstanding bull market.

================================================================================
Performance Comparison
--------------------------------------------------------------------------------
Periods Ended 12/31/97                             6 Months         12 Months
Equity Index Fund                                    10.40%            32.87%
S&P 500                                              10.58             33.36
================================================================================

     The Equity Index Fund's performance reflected these positive trends. Its 6- and 12-month gains of 10.40% and 32.87%, respectively, closely tracked the S&P 500's returns, the difference owing primarily to the fund's operating and management expenses.

     We continue to be pleasantly surprised with the strength of your fund and the index that it tracks. As we noted in our last report to you, such lengthy periods of stock market prosperity are rare. It is also rare, however, for the U.S. economy to combine steady economic growth, high employment, and declining inflation, as was the case in 1997. U.S. large-cap stocks also performed impressively, posting heady earnings growth despite the maturity of their businesses. These factors have been fueling the S&P 500's engine for many quarters now.

     Nonetheless, the exceptionally low volatility that had characterized this advance disappeared in 1997, and market gyrations returned to more-normal levels. In particular, one-day market movements of more than 1% were far more common than in recent years. This is a trend we expect will continue in the coming year.

YEAR-END DISTRIBUTIONS

     Your fund's directors declared a fourth quarter dividend of $0.09 per share, a short-term capital gain of $0.05 per share, and a long-term capital gain of $0.11 per share. These distributions were paid on December 30 to shareholders of record on December 26. You should already have received a check or statement reflecting these distributions, as well as your form 1099-DIV reporting them for tax purposes.

MARKET REVIEW

     The bulk of this year's 33.36% gain by the S&P 500 came during the first half, when news of the economy and corporate earnings was excellent. A March interest rate hike by the Federal Reserve slowed investor enthusiasm, but any concerns about rising interest rates were quickly forgotten. Between the end of April and the end of July, the index posted a sweeping 19.66% return.

     Although the past six months have also been rewarding for investors, gains have been more sporadic. The index corrected modestly in August in the wake of earnings disappointments by such major corporations as COCA-COLA and PROCTER & GAMBLE. Then, in mid-October, several major Southeast Asian currencies collapsed, setting the stage for steep global stock market declines. In one week, between October 21 and 27, the S&P 500 lost nearly 10% of its value. Although it later recovered those losses, aftershocks of the event rippled for the rest of the year and into 1998. Investors found it difficult to ignore the implications of the currency crisis: many U.S. large-cap companies have come to rely on Southeast Asian labor to help make their products and Southeast Asian consumers to help buy them.

================================================================================
Operational Changes to Your Fund
--------------------------------------------------------------------------------

     On January 30, the Equity Index Fund's name will change to the Equity Index 500 Fund. This change occurs in conjunction with the introduction of two new T. Rowe Price index funds focusing on different market benchmarks. The new name will help shareholders to distinguish between this fund and the new funds, Total Equity Market Index Fund and Extended Equity Market Index Fund. If you would like information about these new funds, please call T. Rowe Price to request a prospectus. Read it carefully before investing.

     In addition, as of September 5, 1997, the fund ceased to charge a quarterly account maintenance fee to accounts of at least $10,000. Please note that accounts with balances less than $10,000 will still be charged a $2.50 quarterly account maintenance fee.

     This updates your fund prospectus dated May 1, 1997.
================================================================================

     Nonetheless, for the period as a whole, large-cap stocks sharply outperformed smaller issues, even within the index. In an important second-half trend, traditional value stocks significantly surpassed their growth stock counterparts. The more modest multiples of value stocks-and, not infrequently, an income component-helped draw investor attention to them as volatility increased. At the same time, exposure to foreign markets combined with high multiples put a damper on the performance of growth stocks.

PORTFOLIO REVIEW

     The S&P 500's gains for the year were broad-based, with most sectors participating. Among the best performers were financials, as these companies posted strong earnings and enjoyed a favorable interest rate environment. Consolidation within the financial services industry, led by TRAVELERS GROUP'S acquisition of SALOMON BROTHERS, also spurred gains.

     Consumer services remained strong despite worries about sluggish Christmas sales at year-end. Large retailers like WAL-MART and HOME DEPOT performed well. A healthy economic environment also helped media stocks rebound from recent weakness, with COMCAST and CBS among the significant beneficiaries.

     For the first time in several years, utility stocks posted outstanding gains for the six-month period, as global market volatility encouraged investors to seek refuge in conservative stocks. Electric utilities did especially well in the second half. The stable U.S. economy combined with the turmoil in Asia suggested a very low probability that interest rates would increase-good news for these income-paying, interest rate-sensitive issues. Telephone stocks posted good results as well, emerging stronger than many had anticipated from an uncertain competitive landscape and a period of strict regulation. AT&T, for example, became the top contributor to fund performance in the second half. The market reacted approvingly toward the company's new management team.

     Not all sectors were in the black, however. Most notably, basic materials stocks were harmed this year when the bottom fell out of gold prices. Large technology stocks like IBM, MICROSOFT, and INTEL were also weak in the second half, although they held up considerably better than smaller companies in the technology sector.

     Of the 30 changes to the S&P 500's composition this year, 24 were the result of mergers and acquisitions. Merger and acquisition activity rose along with the market, as acquisitive companies used their own highly valued stock as currency in these transactions. In comparison, during the 1980s, an active merger and acquisition period, an average of 25 changes a year were made to the S&P 500.

================================================================================
Returns by Market Sector
--------------------------------------------------------------------------------
Periods Ended 12/31/97                                    6 Months     12 Months
Utilities ..........................................         25.3%         32.2%
Consumer Services ..................................         19.4          43.1
Financial ..........................................         19.1          43.9
Consumer Cyclicals .................................         15.2          27.3
Miscellaneous ......................................         11.4          33.1
Business Services and Transportation ...............          9.4          24.5
Health Care ........................................          9.2          43.2
Energy .............................................          5.9          23.9
Consumer Nondurables ...............................          5.1          26.6
Capital Equipment ..................................          4.3          33.9
Technology .........................................          3.5          24.5
Process Industries .................................         -0.6          16.6
Basic Materials ....................................         -20.8          4.2
================================================================================

     After a quiet first half, there were 22 new names in the S&P 500 in the second half, including some that resulted from mergers and others that were outright additions. Eight of the changes were from the financial services sector and included a large thrift, WASHINGTON MUTUAL, that acquired a former S&P 500 company, GREAT WESTERN FINANCIAL, in early July. Also, four banks-HUNTINGTON BANCSHARES, STATE STREET, BB&T, and SYNOVUS FINANCIAL-were added. Rounding out the additions were three insurance companies: SUNAMERICA, PROGRESSIVE, and CINCINNATI FINANCIAL. These additions, combined with strong performance, have boosted the financial sector's representation in the S&P 500 by more than two percentage points since the beginning of the year.

     Corporate restructurings resulted in two new names in the S&P 500. GENERAL INSTRUMENT, which had been in the index, split into three companies in July. Only one of them, NEXTLEVEL SYSTEMS, a supplier of communications products, remained. In October, PEPSICO spun off its fast-food business, TRICON GLOBAL RESTAURANTS, which was added to the index.

     Four new companies in the S&P 500 were new incarnations of familiar names. The largest, CENDANT, resulted from the merger of two S&P 500 companies-HFS, a hotel franchiser, real estate broker, and car rental agency, and CUC INTERNATIONAL, a membership-based consumer services company-in an attempt to combine CUC's consumers with HFS's services. Finally, two S&P 500 companies merged with companies outside the index: JAMES RIVER with Fort Howard to form FORT JAMES, a manufacturer of paper products, and OHIO EDISON with Centerior Energy to form FIRSTENERGY, a new utility for Ohio and western Pennsylvania.

     The remaining additions to the index represented a wide range of industries, including two energy companies (ANADARKO PETROLEUM and APACHE) and two technology companies (KLA-TENCOR, a supplier of process-control systems for the semiconductor industry, and HBO, a provider of information systems to the health care industry). Rounding out the group are OWENS-ILLINOIS, a manufacturer of containers and packaging products; MIRAGE RESORTS, a large developer and operator of casino-hotels; CLEAR CHANNEL COMMUNICATIONS, a radio and television station owner; and OMNICOM, an advertising agency.

OUTLOOK

     The U.S. has been experiencing superb economic and corporate conditions, and at this time rising interest rates seem unlikely. However, we do not expect another year like the past few. Although we see no clear signs of a change of course for the market, a number of minor trends could affect 1998 returns. For example, a weakened Southeast Asia could dampen our export markets, thus restraining the growth of corporate profits. In addition, the valuations of U.S. stocks, and particularly U.S. large-caps, fully reflect the good economic conditions, leaving stocks vulnerable to disappointing news.

     Historically, equities have provided the best long-term returns among all asset classes, and we expect this to remain true in the future. However, we would not be surprised if returns were more modest than in the past, and if market volatility stayed at current levels.

Respectfully submitted,

/s/

Richard T. Whitney
President and Chairman of the Investment Advisory Committee

/s/

Kristen F. Culp
Executive Vice President
January 22, 1998

T. Rowe Price Equity Index Fund
================================================================================
The Evolving S&P 500 Index
--------------------------------------------------------------------------------
Changes in the Index in 1997

ADDITIONS                                       DELETIONS
--------------------------------------------------------------------------------

Adobe Systems                                   Alexander & Alexander
Ameren                                          Amdahl
Anadarko Petroleum                              Beverly Enterprises
Apache                                          Boatmen's Bancshares
BB&T                                            Conrail
Cardinal Health                                 CUC International
Cendant                                         ENSERCH
Charles Schwab                                  Fleming Companies
Cincinnati Financial                            General Instrument
Clear Channel Communications                    Giddings & Lewis
Conseco                                         Great Western Financial
Countrywide Credit                              HFS
Equifax                                         Intergraph
FirstEnergy                                     James River
Fort James                                      Louisiana Land & Exploration
HBO                                             McDonnell Douglas
HealthSouth                                     Morgan Stanley Group
Huntington Bancshares                           Noram Energy
KLA-Tencor                                      NYNEX
Mirage Resorts                                  Ohio Edison
NextLevel Systems                               Pacific Telesis
Omnicom                                         Panenergy
Owens-Illinois                                  Salomon
Parametric Technology                           Santa Fe Energy Resources
Progressive                                     Santa Fe Pacific Gold
State Street                                    Stride Rite
Sunamerica                                      Tandem Computers
Synovus Financial                               Union Electric
Tricon Global Restaurants                       U.S. Bancorp Oregon
Washington Mutual                               USLIFE
================================================================================

T. Rowe Price Equity Index Fund
================================================================================
Portfolio Highlights
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS
                                                                      Percent of
                                                                      Net Assets
                                                                        12/31/97
--------------------------------------------------------------------------------
GE ..........................................................               3.1%
Coca-Cola ...................................................               2.1
Microsoft ...................................................               2.0
Exxon .......................................................               2.0
Merck .......................................................               1.7
--------------------------------------------------------------------------------
Royal Dutch Petroleum .......................................               1.5
Intel .......................................................               1.5
Philip Morris ...............................................               1.4
Procter & Gamble ............................................               1.4
IBM .........................................................               1.3
--------------------------------------------------------------------------------
AT&T ........................................................               1.3
Pfizer ......................................................               1.3
Bristol-Myers Squibb ........................................               1.2
Johnson & Johnson ...........................................               1.2
Wal-Mart ....................................................               1.2
--------------------------------------------------------------------------------
Eli Lilly ...................................................               1.0
American International Group ................................               1.0
Bell Atlantic ...............................................               0.9
DuPont ......................................................               0.9
SBC Communications ..........................................               0.9
--------------------------------------------------------------------------------
Disney ......................................................               0.9
Hewlett-Packard .............................................               0.8
Travelers Group .............................................               0.8
Fannie Mae ..................................................               0.8
Ford Motor ..................................................               0.8
--------------------------------------------------------------------------------
Total .......................................................              33.0%
================================================================================

T. Rowe Price Equity Index Fund
================================================================================
Portfolio Highlights

CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE PER SHARE

6 Months Ended 12/31/97
Ten Best Contributors
--------------------------------------------------------------------------------
AT&T ..................................................................   15c
GE ....................................................................    9
Pfizer ................................................................    7
Eli Lilly .............................................................    6
IBM ...................................................................    5
Fannie Mae ............................................................    5
Wal-Mart ..............................................................    5
Ford Motor ............................................................    4
Bristol-Myers Squibb ..................................................    4
Disney ................................................................    4
--------------------------------------------------------------------------------
Total .................................................................   64c

Ten Worst Contributors
--------------------------------------------------------------------------------
Motorola ..............................................................   -4c
Oracle ................................................................    4
3M ....................................................................    3
Columbia/HCA Healthcare ...............................................    2
First Data ............................................................    2
Eastman Kodak .........................................................    2
Boeing ................................................................    2
NIKE ..................................................................    2
Aetna .................................................................    2
Corning ...............................................................    1
--------------------------------------------------------------------------------
Total .................................................................  -24c

12 Months Ended 12/31/97
Ten Best Contributors
--------------------------------------------------------------------------------
GE ....................................................................   27c
Microsoft .............................................................   20
Pfizer ................................................................   15
Bristol-Myers Squibb ..................................................   13
Wal-Mart ..............................................................   13
Eli Lilly .............................................................   12
Procter & Gamble ......................................................   12
Coca-Cola .............................................................   12
AT&T ..................................................................   11
Merck .................................................................   11
--------------------------------------------------------------------------------
Total .................................................................  146c

Ten Worst Contributors
--------------------------------------------------------------------------------
3Com ..................................................................   -3c
Columbia/HCA Healthcare ...............................................    3
Eastman Kodak .........................................................    2
NIKE ..................................................................    2
Boeing ................................................................    2
Oracle ................................................................    2
Seagate Technology ....................................................    2
Barrick Gold ..........................................................    1
First Data ............................................................    1
KLA-Tencor ............................................................    1
--------------------------------------------------------------------------------
Total .................................................................   -19c
================================================================================

T. Rowe Price Equity Index Fund
================================================================================
Performance Comparison
--------------------------------------------------------------------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

[Equity Index Fund SEC graph shown here]

================================================================================
Average Annual Compound Total Return
--------------------------------------------------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

================================================================================
                                                               Since   Inception
Periods Ended 12/31/97     1 Year    3 Years    6 Years    Inception        Date
Equity Index Fund          32.87%     30.75%     19.83%       17.23%     3/30/90

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.
================================================================================

T. Rowe Price Equity Index Fund
================================================================================
                                           For a share outstanding throughout each period
====================================================================================================================================
Financial Highlights

                                                        Year
                                                       Ended
                                                     12/31/97           12/31/96         12/31/95        12/31/94        12/31/93
NET ASSET VALUE
Beginning of period ........................      $     20.34          $   17.21          $ 13.09         $ 13.48         $ 12.63
Investment activities
        Net investment income ..............             0.35**             0.38**           0.39*           0.36*           0.32*
        Net realized and
        unrealized gain (loss) .............             6.28               3.47             4.43           (0.23)           0.86
        Total from
        investment activities ..............             6.63               3.85             4.82            0.13            1.18
Distributions
        Net investment income ..............            (0.34)             (0.38)           (0.40)          (0.36)          (0.32)
        Net realized gain ..................            (0.25)             (0.34)           (0.30)          (0.09)          (0.01)
        In excess of net
        realized gain ......................               --                 --               --           (0.07)             --
        Total distributions ................            (0.59)             (0.72)           (0.70)          (0.52)          (0.33)
NET ASSET VALUE
End of period ..............................      $     26.38          $   20.34          $ 17.21         $ 13.09         $ 13.48
Ratios/Supplemental Data
Total return ...............................            32.87%**           22.65%**         37.16%*          1.01%*          9.42%*
Ratio of expenses to
average net assets .........................             0.40%**            0.40%**          0.45%*          0.45%*          0.45%*
Ratio of net investment
income to average
net assets .................................             1.49%**            2.05%**          2.54%*          2.73%*          2.40%*
Portfolio turnover rate ....................              0.7%               1.3%             1.3%            1.3%            0.8%
Average commission
rate paid ..................................      $    0.0152          $  0.0183               --              --              --
Net assets, end of period
(in millions) ..............................      $     1,908          $     808          $   457         $   270         $   167
====================================================================================================================================

* Excludes expenses in excess of a 0.45% voluntary expense limitation in effect through 12/31/95.
** Excludes expenses in excess of a 0.40% voluntary expense limitation in effect through 12/31/97.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index Fund
================================================================================
                                                               December 31, 1997
================================================================================
Statement of Net Assets
--------------------------------------------------------------------------------
                                                           Shares/Par      Value
                                                                    In thousands

COMMON STOCKS  98.1%
INDUSTRIAL  72.7%
GE ...............................................       812,822 $        59,641
Coca-Cola ........................................       612,201          40,788
Microsoft * ......................................       297,066          38,387
Exxon ............................................       611,923          37,442
Merck ............................................       297,401          31,599
Royal Dutch Petroleum ADR ........................       533,674          28,918
Intel ............................................       405,621          28,482
Philip Morris ....................................       603,713          27,356
Procter & Gamble .................................       332,994          26,577
IBM ..............................................       241,592          25,261
AT&T .............................................       401,402          24,586
Pfizer ...........................................       320,343          23,886
Bristol-Myers Squibb .............................       246,928          23,366
Johnson & Johnson ................................       334,972          22,066
Wal-Mart .........................................       556,721          21,956
Eli Lilly ........................................       275,332          19,170
DuPont ...........................................       281,644          16,916
Disney ...........................................       168,155          16,658
Hewlett-Packard ..................................       257,185          16,074
Ford Motor .......................................       296,327          14,427
Gillette .........................................       139,023          13,963
Mobil ............................................       193,229          13,949
Cisco Systems * ..................................       248,713          13,881
PepsiCo ..........................................       375,476          13,681
Lucent Technologies ..............................       159,932          12,775
Abbott Laboratories ..............................       190,592          12,496
Chevron ..........................................       162,237          12,492
American Home Products ...........................       161,657          12,367
Boeing ...........................................       248,834          12,177
Schering-Plough ..................................       181,501          11,276
GM ...............................................       178,318          10,811
Home Depot .......................................       181,395          10,680
COMPAQ Computer ..................................       188,707          10,650
Amoco ............................................       121,249          10,321
Unilever N.V. ADR ................................       159,638           9,967
Schlumberger .....................................       123,720           9,959
Time Warner ......................................       139,789           8,667
Motorola .........................................       147,999           8,445
Warner-Lambert ...................................        68,082           8,442
3M ...............................................       101,785           8,353

McDonald's .......................................       170,268        $  8,130
Texaco ...........................................       137,003           7,450
MCI ..............................................       172,167           7,376
Computer Associates ..............................       135,368           7,158
WorldCom .........................................       224,648           6,803
Dell Computer * ..................................        80,845           6,794
Cendant * ........................................       197,223           6,780
Kimberly-Clark ...................................       136,070           6,710
Sara Lee .........................................       118,893           6,695
Campbell .........................................       112,368           6,531
Atlantic Richfield ...............................        79,695           6,386
Monsanto .........................................       148,709           6,246
Sprint ...........................................       106,285           6,231
Emerson Electric .................................       109,550           6,183
Medtronic ........................................       116,923           6,117
Tyco International ...............................       132,858           5,987
Xerox ............................................        80,646           5,953
Chrysler .........................................       165,313           5,817
Northern Telecom .................................        64,893           5,775
Dow Chemical .....................................        56,088           5,693
AlliedSignal .....................................       139,634           5,437
Oracle * .........................................       243,743           5,431
Colgate-Palmolive ................................        73,284           5,386
Anheuser-Busch ...................................       121,456           5,344
AirTouch Communications * ........................       125,370           5,211
CBS ..............................................       174,417           5,134
Kellogg ..........................................       101,490           5,036
Eastman Kodak ....................................        80,410           4,890
Columbia/HCA Healthcare ..........................       161,114           4,773
Lockheed Martin ..................................        48,053           4,733
Heinz ............................................        90,592           4,603
Pharmacia & Upjohn ...............................       124,277           4,552
Caterpillar ......................................        91,864           4,461
Automatic Data Processing ........................        72,558           4,453
Texas Instruments ................................        97,468           4,386
Sears ............................................        96,541           4,368
Gannett ..........................................        70,216           4,340
U S WEST Media * .................................       148,943           4,301
United Technologies ..............................        57,939           4,219
ConAgra ..........................................       118,024           3,873
Walgreen .........................................       123,192           3,865
CPC International ................................        35,772           3,854
Illinois Tool Works ..............................        62,069           3,732
J.C. Penney ......................................        61,588           3,715
Sun Microsystems * ...............................        92,556           3,696
Raytheon (Class B) ...............................        72,451           3,659
Viacom (Class B) * ...............................        87,858           3,641
Dayton Hudson ....................................        53,809           3,632
Deere ............................................        62,178           3,626
The Gap ..........................................       100,408           3,558
Baxter International .............................        70,289           3,545
Tele-Communications (Class A) * ..................       125,125           3,492

Amgen ............................................        64,302        $  3,480
EMC * ............................................       124,029           3,403
Halliburton ......................................        64,605           3,355
Pitney Bowes .....................................        36,016           3,239
International Paper ..............................        74,349           3,206
First Data .......................................       108,487           3,173
Marsh & McLennan .................................        42,277           3,152
Phillips Petroleum ...............................        64,554           3,139
Waste Management .................................       112,572           3,096
Alcoa ............................................        43,054           3,030
May Department Stores ............................        56,865           2,996
Archer Daniels Midland ...........................       137,897           2,991
3Com * ...........................................        85,340           2,979
Seagram ..........................................        91,157           2,946
Albertson's ......................................        60,618           2,872
NIKE .............................................        73,058           2,868
General Mills ....................................        39,467           2,827
CVS ..............................................        42,596           2,729
Mattel ...........................................        72,945           2,717
Rockwell International ...........................        51,899           2,712
Comcast (Class A Special) ........................        85,539           2,697
HealthSouth * ....................................        96,986           2,691
Applied Materials * ..............................        89,365           2,689
Textron ..........................................        40,844           2,553
PPG Industries ...................................        43,926           2,509
Tenet Healthcare * ...............................        75,158           2,490
Goodyear Tire & Rubber ...........................        38,852           2,472
Occidental Petroleum .............................        84,017           2,463
Weyerhaeuser .....................................        49,823           2,444
Ralston Purina ...................................        25,998           2,416
ITT * ............................................        29,139           2,415
Tellabs * ........................................        45,626           2,408
Aon ..............................................        40,747           2,389
USX-Marathon .....................................        70,659           2,385
HBO ..............................................        49,553           2,377
Unocal ...........................................        60,505           2,348
Guidant ..........................................        37,360           2,326
Kroger * .........................................        62,585           2,312
Costco Companies * ...............................        51,812           2,311
Wrigley ..........................................        28,955           2,304
United HealthCare ................................        46,355           2,303
Service Corp. International ......................        62,043           2,292
AMP ..............................................        54,034           2,269
Toys "R" Us * ....................................        71,893           2,260
Hershey Foods ....................................        36,130           2,238
Air Products and Chemicals .......................        27,086           2,228
Honeywell ........................................        32,359           2,217
Federated Department Stores * ....................        51,372           2,212
Boston Scientific * ..............................        47,997           2,202
Marriott International ...........................        31,716           2,196
Corning ..........................................        56,682           2,104

Masco ............................................        40,831        $  2,077
Pioneer Hi-Bred ..................................        19,277           2,067
Lowes ............................................        43,191           2,060
Cardinal Health ..................................        27,058           2,033
Clorox ...........................................        25,689           2,031
Fort James .......................................        52,224           1,998
Avon .............................................        32,203           1,976
Dover ............................................        54,268           1,960
Clear Channel Communications * ...................        24,574           1,952
Burlington Resources .............................        42,878           1,921
Sysco ............................................        42,074           1,917
Hilton ...........................................        63,224           1,881
Tribune ..........................................        30,085           1,873
Browning-Ferris ..................................        50,314           1,862
Dresser Industries ...............................        43,955           1,843
Northrop Grumman .................................        16,008           1,841
Quaker Oats ......................................        34,468           1,818
Baker Hughes .....................................        41,391           1,806
Rite Aid .........................................        30,611           1,796
McGraw-Hill ......................................        24,205           1,791
Praxair ..........................................        39,648           1,784
Cognizant ........................................        39,622           1,766
Eaton ............................................        19,384           1,730
Newell ...........................................        40,269           1,711
Barrick Gold .....................................        91,578           1,706
The Limited ......................................        66,628           1,699
Thermo Electron * ................................        38,069           1,694
Tenneco ..........................................        42,376           1,674
Ingersoll-Rand ...................................        41,317           1,673
UST ..............................................        44,548           1,646
Computer Sciences * ..............................        19,411           1,621
Crown Cork & Seal ................................        32,226           1,615
Winn-Dixie .......................................        36,683           1,603
New York Times (Class A) .........................        24,145           1,597
TRW ..............................................        29,795           1,590
Alcan Aluminum ...................................        56,767           1,568
Interpublic Group ................................        31,434           1,566
Fortune Brands ...................................        41,913           1,553
Parametric Technology * ..........................        32,154           1,521
Becton, Dickinson ................................        30,330           1,517
Union Pacific Resources ..........................        62,127           1,507
Cooper Industries ................................        30,625           1,501
W. R. Grace ......................................        18,372           1,478
Genuine Parts ....................................        43,074           1,462
Georgia-Pacific ..................................        23,839           1,448
TJX ..............................................        41,968           1,443
V. F .............................................        31,211           1,434
Times Mirror (Class A) ...........................        23,254           1,430
Rohm & Haas ......................................        14,705           1,408
Micron Technology * ..............................        53,579           1,393
Bay Networks * ...................................        54,451           1,392

American Stores ..................................        67,351        $  1,385
Digital Equipment * ..............................        37,342           1,382
Kmart * ..........................................       119,192           1,378
R.R. Donnelly ....................................        36,843           1,372
International Flavours & Fragrances ..............        26,406           1,360
General Dynamics .................................        15,679           1,355
Dun & Bradstreet .................................        43,240           1,338
Union Carbide ....................................        30,053           1,290
Owens-Illinois * .................................        33,892           1,286
Equifax ..........................................        36,076           1,278
Dow Jones ........................................        23,793           1,277
Hercules .........................................        25,224           1,263
Parker Hannifin ..................................        27,075           1,242
Dana .............................................        25,568           1,214
Amerada Hess .....................................        21,968           1,206
Sherwin-Williams .................................        43,201           1,199
Newmont Mining ...................................        40,042           1,176
W. W. Grainger ...................................        11,985           1,165
Nordstrom ........................................        19,002           1,145
Seagate Technology * .............................        59,363           1,143
Morton International .............................        33,221           1,142
Allegheny Teledyne ...............................        44,021           1,139
Eastman Chemical .................................        18,930           1,128
Knight-Ridder ....................................        21,508           1,118
H&R Block ........................................        24,919           1,117
Avery Dennison ...................................        24,616           1,102
Case .............................................        18,180           1,099
AutoZone * .......................................        37,874           1,098
Reynolds Metals ..................................        18,067           1,084
Laidlaw ..........................................        79,254           1,080
Nucor ............................................        22,323           1,078
National Semiconductor * .........................        41,551           1,078
Champion International ...........................        23,590           1,069
Stanley Works ....................................        22,453           1,060
Tricon Global Restaurants * ......................        36,297           1,055
Ashland ..........................................        19,267           1,034
PACCAR ...........................................        19,614           1,031
Western Atlas ....................................        13,864           1,026
Tandy ............................................        26,070           1,005
Mirage Resorts * .................................        43,800             996
Whirlpool ........................................        17,875             983
Hasbro ...........................................        31,158             981
Union Camp .......................................        18,146             974
Sigma Aldrich ....................................        24,314             963
Johnson Controls .................................        20,015             956
Dillard Department Stores ........................        26,775             944
Black & Decker ...................................        23,980             937
Maytag ...........................................        25,065             935
Harcourt General .................................        17,064             934
Brown-Forman (Class B) ...........................        16,755             926
Rubbermaid .......................................        36,575             914

Omnicom ..........................................        21,400        $    907
Willamette Industries ............................        28,168             907
Raychem ..........................................        20,968             903
Anadarko Petroleum ...............................        14,867             902
Ikon Office Solutions ............................        32,046             901
Harris ...........................................        19,613             900
ITT Industries ...................................        28,649             899
Phelps Dodge .....................................        14,413             897
Ecolab ...........................................        15,980             886
Ceridian * .......................................        19,170             878
KLA-Tencor * .....................................        22,234             858
Circuit City Stores ..............................        23,916             851
Humana * .........................................        38,839             806
Apache ...........................................        22,452             787
Kerr-McGee .......................................        12,132             768
Westvaco .........................................        24,134             759
Sun Company ......................................        18,007             757
B. F. Goodrich ...................................        18,231             755
Freeport McMoRan Copper & Gold (Class B) .........        47,908             755
Pennzoil .........................................        11,252             752
Wendys ...........................................        31,017             746
Perkin-Elmer .....................................        10,475             744
Brunswick ........................................        24,547             744
Fluor ............................................        19,828             741
Deluxe Corp. .....................................        21,444             740
Liz Claiborne ....................................        17,412             728
Mallinkrodt ......................................        19,127             727
Placer Dome ......................................        57,043             724
Biomet ...........................................        27,899             713
Supervalu ........................................        16,950             710
Mead .............................................        25,298             708
DSC Communications * .............................        29,554             707
Temple-Inland ....................................        13,436             703
St. Jude Medical * ...............................        23,007             702
Armstrong World ..................................         9,371             700
Adobe Systems ....................................        16,972             699
American Greetings (Class A) .....................        17,775             696
WoolWorth * ......................................        34,122             695
Inco .............................................        40,495             688
Nalco Chemical ...................................        17,129             678
USX-U.S. Steel ...................................        21,665             677
NextLevel Systems * ..............................        37,732             674
LSI Logic * ......................................        34,126             674
Thomas & Betts ...................................        13,892             656
FMC * ............................................         9,749             656
Great Lakes Chemical .............................        14,506             651
Whitman ..........................................        24,928             650
Snap-On ..........................................        14,663             640
ALZA (Class A) * .................................        20,066             638
Novell * .........................................        84,326             630
Rowan * ..........................................        20,543             627

Oryx Energy * ....................................        24,422        $    623
Pall .............................................        29,803             617
Engelhard ........................................        35,400             615
Silicon Graphics * ...............................        47,518             591
Advanced Micro Devices * .........................        32,821             589
Unisys * .........................................        42,150             585
Mercantile Stores ................................         9,564             582
Bemis ............................................        13,156             580
United States Surgical ...........................        19,597             574
Echlin ...........................................        15,707             568
Cummins Engine ...................................         9,617             568
Manor Care .......................................        16,170             566
Bausch & Lomb ....................................        14,165             561
Raytheon (Class A) ...............................        11,371             561
Cabletron Systems * ..............................        37,206             558
National Service Industries ......................        11,144             552
Andrew * .........................................        22,882             548
Allergan .........................................        16,183             543
Giant Food (Class A) .............................        16,026             540
Polaroid .........................................        10,828             527
King World Productions ...........................         9,070             524
Crane ............................................        11,715             508
Timken ...........................................        14,414             495
General Signal ...................................        11,654             492
Louisiana Pacific ................................        25,856             491
McDermott International ..........................        13,393             491
Harrah's Entertainment * .........................        25,522             482
Cooper Tire ......................................        19,734             481
Tektronix ........................................        11,913             473
Navistar * .......................................        18,805             467
Fruit of the Loom (Class A) * ....................        18,085             463
Darden Restaurants ...............................        35,944             449
Centex ...........................................         7,101             447
Meredith .........................................        12,519             447
Helmerich & Payne ................................         6,391             434
Owens Corning ....................................        12,591             430
Harnischfeger ....................................        12,146             429
Alberto Culver ...................................        13,010             417
Shared Medical Systems ...........................         6,275             414
Autodesk .........................................        11,046             407
Apple Computer * .................................        31,036             406
Tupperware .......................................        14,561             406
C. R. Bard .......................................        12,936             405
Boise Cascade ....................................        13,131             397
Worthington Industries ...........................        23,929             393
Reebok * .........................................        13,287             383
Safety-Kleen .....................................        13,907             382
Millipore ........................................        10,839             368
Pep Boys .........................................        15,196             363
Longs Drug Stores ................................        11,155             358
Cyprus Amax Minerals .............................        23,075             355

Aeroquip-Vickers .................................         6,963        $    342
Fleetwood ........................................         7,893             335
Homestake Mining .................................        36,663             325
Moore ............................................        21,512             325
Coors (Class B) ..................................         9,450             314
Scientific-Atlanta ...............................        18,440             309
Ball .............................................         8,544             302
Briggs & Stratton ................................         6,196             301
Battle Mountain Gold (Class A) ...................        51,068             300
Potlatch .........................................         6,690             288
Cincinnati Milacron ..............................        10,850             281
Foster Wheeler ...................................        10,236             277
A & P ............................................         8,892             264
ASARCO ...........................................        11,426             256
EG&G .............................................        12,290             256
NACCO Industries (Class A) .......................         2,302             247
Stone Container * ................................        22,590             236
Bethlehem Steel * ................................        27,280             235
Pulte ............................................         5,414             226
Russell ..........................................         8,177             217
Data General * ...................................        12,050             210
Springs Industries ...............................         4,002             208
Kaufman & Broad ..................................         8,679             195
Jostens ..........................................         8,149             188
Inland Steel Industries ..........................        10,398             178
John H. Harland ..................................         8,061             169
Armco * ..........................................        23,892             118
Charming Shoppes * ...............................        24,119             112
Echo Bay Mines * .................................        29,376              72
Total Industrial .................................                     1,388,057

UTILITIES  7.5%
Bell Atlantic ....................................       193,018          17,565
SBC Communications ...............................       227,690          16,678
BellSouth ........................................       247,047          13,912
GTE ..............................................       237,685          12,419
Ameritech ........................................       136,433          10,983
U S WEST Communications ..........................       120,048           5,417
Duke Energy ......................................        88,662           4,910
Southern Company .................................       167,554           4,335
PG&E .............................................       107,073           3,259
Enron ............................................        78,098           3,246
FPL Group ........................................        45,330           2,683
Edison International .............................        96,986           2,637
Texas Utilities ..................................        60,731           2,524
American Electric Power ..........................        46,889           2,421
Consolidated Edison ..............................        57,728           2,367
Williams Companies ...............................        79,012           2,242
Houston Industries ...............................        77,380           2,065
PacifiCorp .......................................        72,447           1,979
Dominion Resources ...............................        45,529           1,938

ALLTEL ...........................................        46,360        $  1,904
Entergy ..........................................        59,681           1,787
Public Service Enterprise ........................        56,289           1,784
Unicom ...........................................        53,837           1,655
Coastal ..........................................        26,657           1,651
Carolina Power & Light ...........................        38,159           1,619
FirstEnergy ......................................        55,492           1,609
CINergy ..........................................        39,549           1,515
Central and South West ...........................        52,948           1,433
Consolidated Natural Gas .........................        23,465           1,420
PECO Energy ......................................        56,208           1,363
GPU ..............................................        29,420           1,239
BGE ..............................................        35,728           1,217
DTE Energy .......................................        34,802           1,207
Union Electric ...................................        25,448           1,101
Columbia Gas System ..............................        13,874           1,090
Northern States Power ............................        18,679           1,088
PP&L Resources ...................................        42,542           1,018
Frontier .........................................        40,742             980
Sonat ............................................        21,216             971
Pacific Enterprises ..............................        20,409             768
NICOR ............................................        11,531             486
Niagara Mohawk * .................................        36,951             388
ONEOK ............................................         8,697             351
Peoples Energy ...................................         8,510             335
Eastern Enterprises ..............................         4,380             197
Total Utilities .................................                        143,756

FINANCIAL  16.6%
American International Group .....................       172,915          18,805
Travelers Group ..................................       284,721          15,339
Fannie Mae .......................................       264,353          15,085
Citicorp .........................................       113,245          14,318
BankAmerica ......................................       172,683          12,606
Chase Manhattan ..................................       105,004          11,498
NationsBank ......................................       174,683          10,623
American Express .................................       114,761          10,242
Allstate .........................................       107,107           9,733
Morgan Stanley Dean Witter Discover ..............       146,146           8,641
First Union ......................................       156,625           8,027
BANC ONE .........................................       146,940           7,981
Wells Fargo ......................................        21,521           7,305
Freddie Mac ......................................       173,993           7,297
Norwest ..........................................       187,233           7,232
U.S. Bancorp .....................................        60,660           6,790
First Chicago NBD ................................        72,992           6,095
Merrill Lynch ....................................        82,821           6,041
Bank of New York .................................        94,479           5,462
J. P. Morgan .....................................        43,951           4,961
Fleet Financial Group ............................        61,750           4,627
PNC Bank .........................................        75,877           4,330

General Re .......................................        19,667        $  4,169
Wachovia .........................................        50,758           4,118
Washington Mutual ................................        63,297           4,037
CoreStates Financial .............................        49,909           3,996
KeyCorp ..........................................        54,761           3,878
Mellon Bank ......................................        62,783           3,806
SunTrust .........................................        52,220           3,727
National City ....................................        53,824           3,539
Barnett Banks ....................................        48,420           3,480
Household International ..........................        26,606           3,394
BankBoston .......................................        36,009           3,383
MBNA .............................................       123,182           3,364
American General .................................        61,426           3,321
Chubb ............................................        41,893           3,168
CIGNA ............................................        18,196           3,149
Fifth Third Bancorp ..............................        38,353           3,133
Loews ............................................        28,490           3,024
Charles Schwab ...................................        65,805           2,760
Bankers Trust New York ...........................        24,388           2,742
Hartford Financial Services ......................        29,146           2,727
Aetna ............................................        36,786           2,596
Comerica .........................................        26,146           2,360
State Street .....................................        39,049           2,272
Progressive ......................................        18,002           2,158
BB&T .............................................        33,483           2,145
Conseco ..........................................        46,271           2,102
Sunamerica .......................................        48,195           2,060
Lincoln National .................................        25,755           2,012
UNUM .............................................        35,132           1,910
MGIC Investment ..................................        27,695           1,842
Huntington Bancshares ............................        47,734           1,715
St. Paul Companies ...............................        20,872           1,713
SAFECO ...........................................        35,111           1,709
Transamerica .....................................        15,616           1,663
H. F. Ahmanson ...................................        24,367           1,631
Republic New York ................................        13,782           1,574
MBIA .............................................        22,552           1,507
Torchmark ........................................        34,583           1,455
Synovus Financial ................................        44,089           1,444
Jefferson Pilot ..................................        17,711           1,379
Golden West Financial ............................        13,811           1,351
Cincinnati Financial .............................         8,953           1,259
Countrywide Credit ...............................        27,144           1,164
Beneficial .......................................        12,971           1,078
Providian Financial ..............................        23,799           1,075
Green Tree Financial .............................        33,202             869
USF&G ............................................        27,309             603
Total Financial .................................                        316,599

TRANSPORTATION  1.3%
Union Pacific ....................................        60,993        $  3,808
Burlington Northern Santa Fe .....................        38,345           3,564
AMR * ............................................        22,740           2,922
CSX ..............................................        53,843           2,907
Norfolk Southern .................................        93,945          $2,895
Delta ............................................        17,967           2,138
Federal Express * ................................        28,392           1,734
US Airways * .....................................        23,214           1,451
Southwest Airlines ...............................        54,070           1,331
Ryder System .....................................        18,828             617
Caliber Systems ..................................         9,183             447
Total Transportation .............................                        23,814

Total Common Stocks (Cost  $1,339,536) ..........                      1,872,226

Short-Term Investments  1.9%
Commercial Paper  0.8%
Daimler-Benz North America, 5.50%, 2/10/98 .......     5,000,000           4,969
Preferred Receivables Funding, 5.62%, 2/5/98 .....     5,000,000           4,973
Rio Tinto, 5.70%, 1/9/98 .........................     5,000,000           4,994
                                                                          14,936

Money Market Funds  0.9%
Reserve Investment Fund, 5.84% # .................    18,124,931          18,125
                                                                          18,125

U.S. Government Obligations  0.2%
U.S. Treasury Bills, 5.11 - 5.13%, 3/5 - 4/16/98 .     3,000,000           2,967
                                                                           2,967

Total Short-Term Investments (Cost  $36,028) .....                        36,028

Total Investments in Securities
100.0% of Net Assets (Cost $1,375,564) ...........                    $1,908,254

Futures Contracts
In thousands
                                                   Contract    Unrealized
                                       Expiration     Value   Gain (Loss)
Long, 139 Standard & Poor's 500
Stock Index contracts, $1,500,000
of U.S. Treasury Bills pledged as
initial margin                               3/98   $34,024          $80
Net payments (receipts) of variation
margin to date                                                      (81)
Variation margin receivable (payable)
on open futures contracts ........................                          (1)

Other Assets Less Liabilities ....................                           68

NET ASSETS .......................................                   $1,908,321

Net Assets Consist of:
Accumulated net investment income -
net of distributions .............................                      $   403
Accumulated net realized gain/loss -
net of distributions .............................                        1,907
Net unrealized gain (loss) .......................                      532,770
Paid-in-capital applicable to 72,343,472
shares of $0.01 par value capital stock
outstanding; 1,000,000,000 shares authorized .....                    1,373,241

NET ASSETS .......................................                   $1,908,321

NET ASSET VALUE PER SHARE .......................                       $ 26.38

*    Non-income producing
#    Seven-day yield
ADR  American Depository Receipt

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index Fund
================================================================================
Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                                            Year
                                                                           Ended
                                                                        12/31/97
Investment Income
Income
    Dividend .................................................          $ 23,832
    Interest .................................................             2,581
    Other ....................................................               136
    Total income .............................................            26,549
Expenses
    Investment management ....................................             2,516
    Shareholder servicing ....................................             2,427
    Registration .............................................               276
    Custody and accounting ...................................               199
    Prospectus and shareholder reports .......................               138
    Legal and audit ..........................................                17
    Directors ................................................                12
    Miscellaneous ............................................                23
    Total expenses ...........................................             5,608
Net investment income ........................................            20,941
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
    Securities ...............................................             3,033
    Futures ..................................................            10,407
    Net realized gain (loss) .................................            13,440
Change in net unrealized gain or loss
    Securities ...............................................           328,200
    Futures ..................................................               170
    Change in net unrealized gain or loss ....................           328,370
Net realized and unrealized gain (loss) ......................           341,810
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS .......................................          $362,751

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index Fund
================================================================================
Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
In thousands
                                                                                                       Year
                                                                                                      Ended
                                                                                                   12/31/97                12/31/96
Increase (Decrease) in Net Assets
Operations
        Net investment income ......................................................             $    20,941              $  13,302
        Net realized gain (loss) ...................................................                  13,440                 11,658
        Change in net unrealized gain or loss ......................................                 328,370                109,832
        Increase (decrease) in net assets from operations ..........................                 362,751                134,792
Distributions to shareholders
        Net investment income ......................................................                 (20,538)               (13,495)
        Net realized gain ..........................................................                 (15,557)               (12,009)
        Decrease in net assets from distributions ..................................                 (36,095)               (25,504)
Capital share transactions *
        Shares sold ................................................................               1,089,014                357,516
        Distributions reinvested ...................................................                  35,129                 24,913
        Shares redeemed ............................................................                (350,274)              (141,657)
        Redemption fees received ...................................................                     141                     28
        Increase (decrease) in net assets from capital
        share transactions .........................................................                 774,010                240,800
Net equalization ...................................................................                      --                    311
Net Assets
Increase (decrease) during period ..................................................               1,100,666                350,399
Beginning of period ................................................................                 807,655                457,256
End of period ......................................................................             $ 1,908,321              $ 807,655
*Share information
        Shares sold ................................................................                  45,621                 19,435
        Distributions reinvested ...................................................                   1,426                  1,282
        Shares redeemed ............................................................                 (14,418)                (7,579)
        Increase (decrease) in shares outstanding ..................................                  32,629                 13,138

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index Fund
================================================================================
                                                               December 31, 1997
================================================================================
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Equity Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on March 30, 1990.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     VALUATION Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     CURRENCY TRANSLATION Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     PREMIUMS AND DISCOUNTS Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

     OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Effective January 1, 1997, the fund discontinued its practice of equalization. The results of operations and net assets were not affected by this change. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     FUTURES CONTRACTS At December 31, 1997, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     SECURITIES LENDING The fund lends its securities to approved brokers to earn additional income and takes cash and U.S. Treasury securities as collateral to secure the loans. Collateral is maintained at not less than 100% of the value of loaned securities. At December 31, 1997, the value of securities on loan was $66,150,000. Although the risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

     OTHER Purchases and sales of portfolio securities, other than short-term securities, aggregated $554,919,000 and $9,765,000, respectively, for the year ended December 31, 1997.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At December 31, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $1,375,564,000, and net unrealized gain aggregated $532,690,000, of which $550,216,000 related to appreciated investments and $17,526,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $328,000 was payable at December 31, 1997. The fee is computed daily and paid monthly, and is equal to 0.20% of average daily net assets.

     Under the terms of the investment management agreement, the manager is required to bear any expenses through December 31, 1999, which would cause the fund's ratio of expenses to average net assets to exceed 0.40%. Thereafter, through December 31, 2001, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 0.40%. Pursuant to a previous agreement, $283,000 of management fees were not accrued by the fund for the year ended December 31, 1997. Additionally, $370,000 of unaccrued 1996 management fees are subject to reimbursement through December 31, 1999.

     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $2,231,000 for the year ended December 31, 1997, of which $240,000 was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 1997, totaled $140,000 and are reflected as interest income in the accompanying Statement of Operations.

================================================================================
Tax Information (Unaudited) for the Tax Year Ended 12/31/97
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

*    $4,949,000 from short-term capital gains, and

* $10,608,000 from long-term capital gains; of which $5,923,000 was subject to the 20% rate gains category.

For corporate shareholders, 89% of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.
================================================================================

T. Rowe Price Equity Index Fund
================================================================================
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF
DIRECTORS OF T. ROWE PRICE
EQUITY INDEX FUND, INC.

     We have audited the accompanying statement of net assets of T. Rowe Price Equity Index Fund, Inc. as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of T. Rowe Price Equity Index Fund, Inc. as of December 31, 1997, the results of its operations, the changes in its net assets and financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
Baltimore, Maryland
January 21, 1998

T. Rowe Price Shareholder Services
================================================================================
INVESTMENT SERVICES AND INFORMATION

          KNOWLEDGEABLE SERVICE REPRESENTATIVES

          BY PHONE 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

          IN PERSON Available in T. Rowe Price Investor Centers.

          ACCOUNT SERVICES

          CHECKING Available on most fixed income funds ($500 minimum).

          AUTOMATIC INVESTING From your bank account or paycheck.

          AUTOMATIC WITHDRAWAL Scheduled, automatic redemptions.

          DISTRIBUTION   OPTIONS   Reinvest   all,   some,   or   none  of  your
          distributions.

          AUTOMATED 24-HOUR SERVICES Including  Tele*AccessRegistration Mark and
          T. Rowe Price OnLine.

          DISCOUNT BROKERAGE*

          INDIVIDUAL INVESTMENTS Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.

          INVESTMENT INFORMATION

          COMBINED STATEMENT Overview of your T. Rowe Price accounts.

          SHAREHOLDER REPORTS Fund managers' reviews of their strategies and results.

          T. ROWE PRICE REPORT Quarterly investment newsletter discussing markets and financial strategies.

          PERFORMANCE UPDATE Quarterly review of all T. Rowe Price fund results.

          INSIGHTS Educational reports on investment strategies and financial markets.

          INVESTMENT GUIDES Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

* A division of T. Rowe Price Investment Services, Inc. Member NASD/SIPC.

FOR YIELD, PRICE, LAST TRANSACTION,
CURRENT BALANCE, OR TO CONDUCT
TRANSACTIONS, 24 HOURS, 7 DAYS
A WEEK, CALL TELE*ACCESS [REGISTRATION MARK]:
1-800-638-2587 toll free

FOR ASSISTANCE
WITH YOUR EXISTING
FUND ACCOUNT,  CALL:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500  Baltimore area

TO OPEN A DISCOUNT BROKERAGE
ACCOUNT OR OBTAIN INFORMATION,
CALL: 1-800-638-5660 toll free

INTERNET ADDRESS:
www.troweprice.com

T. Rowe Price  Associates
100 East  Pratt  Street
Baltimore,  Maryland  21202

This report is authorized for
distribution  only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Equity Index Fund.

INVESTOR CENTERS:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607

T. Rowe Price Investment Services, Inc., Distributor.          F50-050  12/31/97